Property, plant and equipment	12 Months Ended
Jun. 30, 2018
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Property, plant and equipment

11. Property, plant and equipment

Accounting policies

Land and buildings are stated at cost less accumulated depreciation. Freehold land is not depreciated. Leaseholds are generally depreciated over the unexpired period of the lease. Other property, plant and equipment are depreciated on a straight-line basis to estimated residual values over their expected useful lives, and these values and lives are reviewed each year. Subject to these reviews, the estimated useful lives fall within the following ranges: buildings – 10 to 50 years; within plant and equipment casks and containers – 15 to 50 years; other plant and equipment – 5 to 25 years; fixtures and fittings – 5 to 10 years; and returnable bottles and crates – 5 to 10 years.

Reviews are carried out if there is an indication that assets may be impaired, to ensure that property, plant and equipment are not carried at above their recoverable amounts.

Government grants

Government grants are not recognised until there is reasonable assurance that the group will comply with the conditions pursuant to which they have been granted and that the grants will be received. Government grants in respect of property, plant and equipment are deducted from the asset that they relate to, reducing the depreciation expense charged to the income statement.

Leases

Where the group has substantially all the risks and rewards of ownership of an asset subject to a lease, the lease is treated as a finance lease. Assets held under finance leases are recognised as assets of the group at their fair value at the inception of the lease. The corresponding liability to the lessor is included in other financial liabilities on the consolidated balance sheet. Lease payments are apportioned between interest expense and a reduction of the lease obligation so as to achieve a constant rate of interest on the remaining balance of the liability. Other leases are treated as operating leases, with payments and receipts taken to the income statement on a straight-line basis over the life of the lease.

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2016	1,483	3,783	122	516	310	6,214
Exchange differences	39	(12)	(1)	(14)	—	12
Additions	39	117	14	28	261	459
Disposals	(28)	(90)	(10)	(24)	(3)	(155)
Transfers	95	160	2	17	(274)	—

At 30 June 2017	1,628	3,958	127	523	294	6,530
Exchange differences	(36)	(73)	(6)	(9)	(7)	(131)
Sale of businesses	(2)	—	—	—	—	(2)
Additions	20	138	7	27	372	564
Disposals	(38)	(84)	(6)	(25)	(4)	(157)
Transfers	13	163	4	18	(223)	(25)

At 30 June 2018	1,585	4,102	126	534	432	6,779

Depreciation
At 30 June 2016	400	1,513	80	340	—	2,333
Exchange differences	3	(5)	—	(7)	—	(9)
Depreciation charge for the year	57	196	13	39	—	305
Disposals	(12)	(73)	(7)	(21)	—	(113)

At 30 June 2017	448	1,631	86	351	—	2,516
Exchange differences	(10)	(32)	(4)	(4)	—	(50)
Depreciation charge for the year	48	210	15	37	—	310
Exceptional impairment	—	26	—	9	—	35
Sale of businesses	(1)	—	—	—	—	(1)
Disposals	(18)	(74)	(6)	(22)	—	(120)

At 30 June 2018	467	1,761	91	371	—	2,690

Carrying amount
At 30 June 2018	1,118	2,341	35	163	432	4,089

At 30 June 2017	1,180	2,327	41	172	294	4,014

At 30 June 2016	1,083	2,270	42	176	310	3,881

(a) The net book value of land and buildings comprises freeholds of £1,073 million (2017 – £1,128 million), long leaseholds of £25 million (2017 – £31 million) and short leaseholds of £20 million (2017 – £21 million). Depreciation was not charged on £147 million (2017 – £196 million) of land.

(b) At 30 June 2018, tangible fixed assets held under finance leases amounted to £231 million (2017 – £250 million), principally in respect of plant and equipment. Depreciation on assets held under finance leases was £16 million (2017 – £15 million).

(c) Property, plant and equipment is net of a government grant of £140 million (2017 – £142 million) received in prior years in respect of the construction of a rum distillery in the United States Virgin Islands.

(d) Transfers in the year ended 30 June 2018 include £25 million transferred to assets held for sale.

(e) In the year ended 30 June 2018, an exceptional accelerated depreciation and impairment of £35 million in respect of Ethiopian tangible fixed assets was charged to other operating exceptional expenses. For further information see note 10(d).